EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY-BASED COMPENSATION

NOTE 10 – EQUITY-BASED COMPENSATION

TIP Inc. Restricted Share Units:

The Company awards restricted share units (“RSUs” or “Awards”) to officers and employees under plans pursuant to which vesting is subject to meeting certain performance or time-based criteria. RSUs entitle the grantee to receive Common Shares at the end of a specified vesting period, typically over four years, subject to continued service through the applicable vesting date, and certain Company performance obligations for performance-based awards. The maximum number of Common Shares that may be issued under TIP Inc.’s Restricted Share Unit Plan as of December 31, 2018 was 6,304,331 shares, which is equal to 7.5% of the combined issued and outstanding Common Shares and Class C Units.

A portion of the RSU grants made in 2017 consisted of time-based awards that were made to retain certain senior officers of the Company. They vest over a three year period, with half of the RSUs vested in 2018 and one-quarter of the RSUs vesting in each the following two years. Officers were granted additional RSUs in 2018 and 2017 that combine time-based elements with performance-based elements, which entitle the holder to receive a number of Common Shares that varies based on the Company’s performance against the revenues or EBITDA performance goals for calendar years 2018 and 2017. The estimated equity-based compensation expense attributable to performance-based RSUs is updated quarterly. The total number of RSUs granted includes these performance-based awards and assumes that the performance goals will be achieved. The number of RSUs is updated upon completion of each applicable fiscal year when a final determination is made as to whether the performance goals have been achieved. These performance-based RSUs vest on a straight-line basis over a four year employment period.

The remaining RSUs were granted in both 2018 and 2017 to officers and employees as time-based awards, which vest on a straight-line basis over a four year service period.

The following table provides the outstanding RSUs as of December 31, 2018 and the changes in the period:

RSUs
Outstanding at December 31, 2017	1,129,048
Granted	990,374
Vested	(403,118)
Cancelled	(331,049)

Outstanding at December 31, 2018	1,385,255

The Awards had a grant date fair value of $4.2 million and $9.8 million based on a price per Common Share of $4.20 and $6.94 on the date of the grant in 2018 and 2017, respectively.

On June 30, 2018, 403,118 RSUs vested on the one year anniversary of grants made in 2017. In July 2018, 357,684 shares, net of the monetary equivalent of shares necessary for the payment of related taxes, were issued in settlement of such vested RSUs. On January 1, 2019, 171,727 RSUs vested on the one year anniversary of grants made in 2018 and the shares were issued in 2019, net of the monetary equivalent of shares necessary for the payment of related taxes.

As of December 31, 2018, 1,385,255 RSUs were unvested, and unrecognized compensation expense relating to RSUs was approximately $6.0 million, including $2.2 million relating to grants made in 2018. These amounts reflect time-based vesting. The Company expects to recognize the cost for unvested RSUs over a weighted-average period of 2.5 years. Equity-based compensation expense is generally recognized on a straight-line basis over the requisite service period; however, exceptions include awards with an accelerated vesting schedule and updated estimates of achievement against performance goals for performance-based awards.

During 2018 and 2017, the Company recorded $3.4 million and $1.6 million in compensation expense related to RSUs in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss.

Restricted Class C Units:

At December 31, 2016, the Company granted the equivalent of 192,130 Class C Units to an employee of the Company (the “Restricted Class C Units”), of which 144,098 were outstanding and unvested as of December 31, 2018. The value of the Restricted Class C Units was estimated to be $1.5 million based on the fair value on the grant date. The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee’s continued service. There are no voting rights or rights to receive distributions prior to vesting for unvested Restricted Class C Units.

During 2018 and 2017, the Company recorded $0.4 million and $0.4 million, respectively, in compensation expense related to the Restricted Class C Units recognized in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss. As of December 31, 2018, the Company had total unrecognized compensation costs related to this award of $0.7 million. The Company expects to recognize this cost over a remaining weighted-average period of 2 years.

2degrees Option Plans:

2degrees awards service-based share options (the “Options”) to employees under various Option plans whose vesting is subject to meeting a required service period of up to three years. Approximately 26.5 million Options were outstanding as of December 31, 2018. The Options enable the holders to acquire non-voting ordinary shares of 2degrees common stock once exercised. These Options are classified as equity awards and valued based on the fair value of the underlying 2degrees shares at the date of grant.

During the first quarter of 2018, 2degrees granted a total of 3.5 million Options to employees under a plan whose vesting is subject to meeting a required service period of up to two years. Equity-based compensation expense is recognized on a straight-line basis over the service period for these grants.

The following table summarizes the range of assumptions used in the Black-Scholes model for Options granted in the years ended December 31, 2018 and 2016. There were no Options granted in the year ended December 31, 2017.

	2018	2016
Expected volatility	25%	25%
Expected term (in years)	2.75 - 3.94	2.82 - 4.32
Risk free interest rate	1.99% - 2.09%	3.01%
Expected dividend yield	0%	0%

The expected term of the Options was determined based upon the historical experience of similar awards, giving consideration to the contractual terms, vesting schedules and expectations of future Option holder behavior. The risk-free interest rates used were based on the implied yield currently available in New Zealand Government bonds, adjusted for semi-annual coupons and converted to continuously compounded rates, with a term equivalent to the remaining life of the Options as of the date of the valuation. Expected volatility was based on average volatilities of publicly traded peer companies over the expected term. 2degrees has not paid dividends in the past and does not currently have plans to pay dividends.

During the second quarter of 2018, 2degrees modified approximately 9.8 million of its outstanding Options and extended the expiration date of those Options to May 31, 2021. The Options previously had expiration dates ranging from 2018 to 2020. No other terms of the Options were modified. As a result of this modification, 2degrees recognized approximately $0.7 million of additional equity-based compensation expense, included within General and administrative expenses in accordance with the guidance for modifications of equity awards within Accounting Standards Codification 718 “Stock Compensation”.

The following table provides the outstanding Options as of December 31, 2018 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	24,420,000	$1.38
Granted	3,525,000	1.90
Forfeited	(1,040,000)	1.55
Redeemed	(430,000)	0.97

Outstanding at December 31, 2018	26,475,000	$1.45	3.1	$4,072

Exercisable at December 31, 2018	23,806,666	$1.39	2.9	$4,883

The weighted-average grant date fair value of Options granted during the years 2018 and 2016 were $0.24 and $0.39, respectively. There were no Options granted during the year ended December 31, 2017. The total intrinsic value of Options redeemed or exercised during the years ended December 31, 2018, 2017 and 2016 was $0.2 million, $3.2 million and $1.2 million, respectively.

Total equity-based compensation under the 2degrees Option plans, net of forfeitures, of $2.1 million, $0.8 million and $2.7 million was recognized in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018, the Company had total unrecognized compensation costs related to the 2degrees Option plans of $0.3 million. The Company expects to recognize this cost over a weighted-average period of 0.6 years.